Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE
ACCOUNTS AND NOTES RECEIVABLE
The Company’s accounts and notes receivable consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Amounts due from manufacturers	$86,062	$78,131
Parts and service receivables	35,034	31,950
Finance and insurance receivables	20,898	19,283
Other	12,977	8,099
Total accounts and notes receivable	154,971	137,463
Less allowance for doubtful accounts	3,641	2,405
Accounts and notes receivable, net	$151,330	$135,058